Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
6.	Leases

Charter agreements:

As of June 30, 2026, the Company operated one vessel (M/T Marina Del Ray) under a time charter with Weco Tankers A/S, one vessel (M/T Eco Oceano Ca) under a time charter with CTC, and two vessels (M/T’s Julius Caesar and Legio X Equestris) under time charters with Trafigura Maritime Logistics Pte Ltd.

In addition, pursuant to the consummation of the Tanker SPA for the acquisition of the Newbuilding Tankers during the six-month period ended June 30, 2026, the Company has entered into time charter parties with Trafigura for seven years for the Newbuilding Tankers starting upon their delivery from the shipyard with a charterer’s option to extend for four additional years. These time charter agreements will commence upon each respective vessels’ delivery.

Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2026, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2026 (remaining)	24,699
2027	43,803
2028	17,660
2029	17,246
2030 and thereafter	12,611
Total	116,019

Future minimum time-charter receipts of the Company’s vessels under construction as of June 30, 2026, are as follows

Year ending December 31,	Time Charter receipts
2026(remaining)	-
2027	-
2028	3,488
2029	32,081
2030 and thereafter	377,269
Total	412,838

In arriving at the minimum future charter revenues, an estimated 20 days off-hire time to perform scheduled dry-docking in the year the drydocking is expected on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.